10. Segment and Geographic Information	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Segment Reporting [Abstract]
Segment and Geographic Information

The Company generates product revenues from wound care products that are sold into the human and animal healthcare markets, and the Company generates service revenues from laboratory testing services, which are provided to medical device manufacturers.

The Company operates a single segment business for product sales, which consists of three geographical sales territories as follows (in thousands):

	Three Months		Six Months
	Ended		Ended
	September 30,		September 30,
	2014	2013	2014	2013
U.S.	$978,000	$1,898,000	$2,006,000	$3,221,000
Mexico	1,541,000	1,352,000	3,011,000	2,776,000
Europe and Rest of World	554,000	603,000	1,226,000	1,010,000
	$3,073,000	$3,853,000	$6,243,000	$7,007,000

For the three months ended September 30, 2014 and 2013, the Company received licensing revenues of $378,000 and $397,000, respectively. Such revenues are included in the Company’s calculation of product revenues and are reflected in the table above under the respective geographic region where such licensing revenues were earned. For the six months ended September 30, 2014 and 2013, the Company received licensing revenues of $752,000 and $830,000, respectively. Such revenues are included in the Company’s calculation of product revenues and are reflected in the table above under the respective geographic region where such licensing revenues were earned.

The Company’s service revenues amounted to $191,000 and $236,000 for the three months ended September 30, 2014 and 2013, respectively, and the Company’s service revenues amounted to $413,000 and $454,000 for the six months ended September 30, 2014 and 2013, respectively.

The Company generates product revenues from wound care products which are sold into the human and animal healthcare markets, and the Company generates service revenues from laboratory testing services which are provided to medical device manufacturers.

The Company operates a single segment business for product sales which consists of three geographical sales territories as follows:

	March 31,
	2014	2013
U.S.	$5,340,000	$6,842,000
Mexico	5,259,000	5,886,000
Europe and other	2,124,000	1,855,000
	$12,723,000	$14,583,000

For the year ended March 31, 2014 and 2013, the Company recognized product licensing revenues of $1,829,000 and $1,686,000, respectively. Such revenues are included in the Company’s calculation of product revenues and are reflected in the table above under the respective geographic region where such licensing revenues were earned.

The Company’s service revenues amounted to $945,000 and $869,000 for the years ended March 31, 2014 and 2013.